Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Non-cash transaction [Abstract]
Schedule of non-cash transactions

	December 31, 2023
Description	Acquisition of property and equipment	Acquisition of capitalized maintenance	Acquisition of intangible	Maintenance reserves	Reverse factoring	Loans and financing	Sale and leaseback	Compensation of sublease	Compensation of lease	Acquisition of lease	Addition the ARO	Modification	Transfers	Total

Accounts receivable	—	—	—	—	—	—	—	—	(401,267)	—	—	—	587,157	185,890
Aircraft sublease	—	—	—	—	—	—	—	(39,505)	—	—	—	—	—	(39,505)
Inventories	—	—	—	—	—	—	—	—	—	—	—	—	22,110	22,110
Deposits	—	—	—	116,173	—	—	—	—	—	—	—	—	(587,157)	(470,984)
Advances to suppliers	—	—	—	—	—	—	—	—	—	—	—	—	(2,783,489)	(2,783,489)
Property and equipment	208,154		—	—	—	79,222	(3,845)	—	(641)	5,052	—	—	73,310	361,252
Right-of-use assets	—	229,884	—	—	—	—	—	—	—	1,084,930	501,864	987,188	(18,792)	2,785,074
Intangible assets	—	—	82,712	—	—	—	—	—	—	—	—	—	192	82,904
Loans and financing	—	—	—	—	—	(79,222)	—	—	—	—	—	—	1,067	(78,155)
Leases	—	—	—	—	—	—	—	39,505	239,000	(1,137,073)	—	(1,237,322)	(24,207)	(2,120,097)
Accounts payable	(208,154)	(229,884)	(82,712)	(116,173)	391,676	—	3,845	—	38,950	10,785	—	—	2,672,703	2,481,036
Reverse factoring	—	—	—	—	(391,676)	—	—	—	—	—	—	—	—	(391,676)
Provisions	—	—	—	—	—	—	—	—	—	—	(501,864)	250,134	97,819	(153,911)
Other assets and liabilities	—	—	—	—	—	—	—	—	123,958	36,306	—	—	(40,713)	119,551
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	December 31, 2022
Description	Sublease	Acquisition of property and equipment	Maintenance reserves	Reverse factoring	Consumption in credit	Sale and leaseback	Loans and financing	Reclassifications	Lease	Modification	Transfers	Total

Accounts receivable	—	—	—	—	—	—	—	—	(84,429)	—	15,537	(68,892)
Aircraft sublease	(55,948)	—	—	—	—	—	—	—	(40,586)	—	—	(96,534)
Deposits	—	—	147,416	—	—	(8,916)	27,792	—	—	—	—	166,292
Inventories	—	—	—	—	—	—	—	—	—	—	(7,321)	(7,321)
Advances to suppliers	—	—	—	—	—	—	—	—	—	—	(687,731)	(687,731)
Property and equipment	—	279,406	—	—	—	11,150	—	—	65,370	—	171,798	527,724
Right-of-use assets	55,948	—	—	—	—	—	—	—	2,378,433	45,481	(159,850)	2,320,012
Loans and financing	—	—	—	—	—	—	(27,792)	—	—	—	—	(27,792)
Leases	—	—	—	—	—	—	—	—	(1,640,102)	47,199	—	(1,592,903)
Accounts payable	—	(279,406)	(147,416)	1,541,948	42,771	(2,234)	—	462,485	—	—	44,673	1,662,821
Reverse factoring	—	—	—	(1,541,948)	—	—	—	—	—	—	—	(1,541,948)
Airport fees	—	—	—	—	—	—	—	(760,839)	—	—	—	(760,839)
Taxes	—	—	—	—	—	—	—	298,354	—	—	—	298,354
Provisions	—	—	—	—	—	—	—	—	(678,252)	—	406,160	(272,092)
Other assets and liabilities	—	—	—	—	(42,771)	—	—	—	—	—	216,734	173,963
Result	—	—	—	—	—	—	—	—	(434)	(92,680)	—	(93,114)
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